Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Non-cash financing and investing activities

Non-cash financing and investing activities:	2021	2020
Compensatory shares	$704	$647